Principal Funds, Inc.

Supplement dated May 31, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented March 9, 2016, March 18, 2016 and May 2, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

FUND SUMMARY FOR INTERNATIONAL I

In the Management section, under Sub-Advisor and Portfolio Managers, delete references to Nerys Weir.

MANAGEMENT OF THE FUNDS

The Sub-Advisors

In the Sub-Advisor: Origin Asset Management LLP section, delete references to Nerys Weir.